GENERAL INFORMATION	12 Months Ended
Dec. 31, 2022
GENERAL INFORMATION
GENERAL INFORMATION

1.     GENERAL INFORMATION

The consolidated financial statements of Cian PLC and its subsidiaries (collectively, the “Cian Group” or the “Group”) as of and for the year ended December 31, 2022 were authorized for issue in accordance with a resolution of the Board of Directors on March 29, 2023.

Cian PLC (formerly Solaredge Holdings Limited) (the “Company” or the “Parent”) is a public liability company incorporated and domiciled in Cyprus. The registered office is located at Agiou Georgiou Makri, 64, Anna Maria Lena Court, flat/office 201, 6037, Larnaca, Cyprus. The Group’s principal place of business is Elektrozavodskaya street 27/8, premise I, floor 5, Moscow, 107023, Russian Federation.

The Group is principally engaged in online real estate classifieds business within the Russian Federation through the Group’s websites and mobile application.

Subsidiaries of the Company, all of which have been included in these consolidated financial statements, are as follows:

		% equity interest
	Principal activity / Country of	December 31,	December 31,
Subsidiary	incorporation	2022	2021
iRealtor LLC	Online real estate classifieds (Russia)	100%	100%
N1.ru LLC	Online real estate classifieds (Russia)	100%	100%
MLSN LLC	Online real estate classifieds (Russia)	100%	100%
N1 Technologies LLC	IT services and development (Russia)	100%	100%
Financial Platform JSC	Financial platform operator (Russia)	9%*	9%*
Fastrunner Investment Limited	Holding (Cyprus)	100%	100%
Mimons Investments Limited	Holding (Cyprus)	100%	100%

*See Note 19 for more details.

On November 9, 2021, the Company completed an initial public offering (“IPO”) of 4,042,400 newly issued American Depositary Shares (“ADSs”), each representing one ordinary share of the Company, on the New York Stock Exchange (“NYSE”).

The ultimate controlling party of the Group are Elbrus Capital Fund II L.P., Elbrus Capital Fund II B L.P. and Elbrus Capital Fund III A S.C.Sp. (together “Elbrus Capital”), which own an aggregate of 45.1% of the Group’s ordinary shares as of December 31, 2022.